Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net Revenue	$ 2,397,652	$ 19,738	$ 4,804,043	$ 20,659	$ 2,532,499	$ 4,803
Operating expenses:
Direct costs and expenses	1,407,710	1,234	2,981,151	1,322	1,740,884	467
Research and development	402,433	335,125	796,072	704,741	1,467,936	1,378,624
Clinical development	51,462	35,260	100,422	54,888	256,661	145,546
Selling, general and administrative	2,472,775	1,404,917	4,658,719	2,552,792	6,790,654	2,481,042
Depreciation and amortization	151,070	21,552	300,707	43,236	249,592	10,182
Total operating expenses	4,485,450	1,798,088	8,837,071	3,356,979	10,505,727	4,015,861
Loss from operations	(2,087,798)	(1,778,350)	(4,033,028)	(3,336,320)	(7,973,228)	(4,011,058)
Other income (expense):
Interest income	5,186	44,124	11,313	82,778	122,131	46,708
Interest expense	(22,249)	(1,360)	(45,799)	(3,015)	(37,125)	(2,532,640)
Other Income					3,325
Other Expense	1		4,511		31,121
Gain on extinguishment of debt						212,258
Fair value adjustments on convertible notes payable						(1,866,922)
Total other income (expense)	(17,062)	42,764	(29,975)	79,763	57,210	(4,140,596)
Loss before income taxes	(2,104,860)	(1,735,586)	(4,063,003)	(3,256,557)	(7,916,018)	(8,151,654)
Income tax expense	5,419	4,587	9,091	16,406	20,993	2,459
Net loss	$ (2,110,279)	$ (1,740,173)	$ (4,072,094)	$ (3,272,963)	$ (7,937,011)	$ (8,154,113)
Net loss per common share, basic	$ (0.19)	$ (0.20)	$ (0.38)	$ (0.38)	$ (0.91)	$ (1.81)
Net loss per common share, diluted	$ (0.19)	$ (0.20)	$ (0.38)	$ (0.38)	$ (0.91)	$ (1.81)
Weighted average common shares outstanding, basic	11,389,308	8,520,714	10,655,483	8,477,656	8,747,509	4,498,964
Weighted average common shares outstanding, diluted	11,389,308	8,520,714	10,655,483	8,477,656	8,747,509	4,498,964